Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Lease extended					The Company currently leases laboratory and office space in Cambridge, MA. The Company also leases a vivarium and storage space in Cambridge, MA which was extended in June 2019 through January 2021
Lease expiration date			Jan. 31, 2021
Rental expense	$ 0.5	$ 0.5	$ 1.0	$ 0.9	$ 1.8	$ 1.8
Sublease rental income						$ 0.5
Minimum [Member]
Lease expiration date					Jan. 31, 2020
Maximum
Lease expiration date					Jan. 31, 2021